Expense Example - LS Opportunity Fund - LS Opportunity Fund - Institutional Class	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 272
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,437
Expense Example, with Redemption, 10 Years	$ 3,049